Average Annual Total Returns - Loomis Sayles Growth Portfolio	Apr. 30, 2021
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	38.49%
5 Years	20.99%
10 Years	17.21%
Class A
Average Annual Return:
1 Year	32.54%
5 Years	13.33%
10 Years	14.42%
Class B
Average Annual Return:
1 Year	32.23%
5 Years	13.05%
10 Years	14.14%
Class E
Average Annual Return:
1 Year	32.30%
5 Years	13.16%
10 Years	14.26%